ASSETS HELD FOR SALE AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2018
ASSETS HELD FOR SALE AND DISPOSITIONS
Schedule of assets held for sale

Property	Location	Fair value
3 Walker Drive	Brampton, Ontario	$13,380
375 Edward Street	Richmond Hill, Ontario	7,800
403 S 8th Street	Montezuma, Iowa	7,148
1951 A Avenue	Victor, Iowa	5,520
408 N Maplewood Avenue	Williamsburg, Iowa	7,162
411 N Maplewood Avenue	Williamsburg, Iowa	3,228
		$44,238

Schedule of properties disposed

Property	Location	Date disposed	Sale price
111 Cosma Drive	Bowling Green, Kentucky	January 30, 2018	$169,998
1 Cosma Court and 170 Edward Street	St Thomas, Ontario	January 30, 2018	154,568

Newpark campus (seven properties): 521, 550, 561, 564, 581, 594 and 630 Newpark Boulevard	Newmarket, Ontario	January 31, 2018	63,000

1 Clearview Drive	Tillsonburg, Ontario	July 18, 2018	7,200
120 Moon Acres Road	Piedmont, South Carolina	September 13, 2018	216,459
1000 JD Yarnell Industrial Parkway	Clinton, Tennessee	September 13, 2018	54,798
337 and 375 Magna Drive	Aurora, Ontario	September 27, 2018	60,000
Industriestrasse 11	Schleiz, Germany	October 4, 2018	3,585
			$729,608

Schedule of changes in the proceeds receivable for certain property disposals

	South Carolina property	Tennessee property

Balance, September 13, 2018	$12,313	$400

Change in consumer price index inflation factor	(1,166)	(231)
Foreign exchange	658	62
Balance, December 31, 2018	$11,805	$231

Schedule of fair value changes in properties classified as assets held for sale

Years ended December 31,	2018	2017

Balance, beginning of year	$391,453	$—

Fair value gains, net	196	—
Foreign currency translation, net	(3,466)	—
Disposals	(729,608)	—
Classified as assets held for sale from investment properties (note 4)	385,671	391,453
Other	(8)	—
Balance, end of year	$44,238	$391,453